INVENTORY (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Classes of current inventories [abstract]
Process material stockpiles	$ 3,565,892	$ 2,604,720	$ 2,434,943
Concentrate inventory	3,436,879	1,895,808	159,998
Materials and supplies	2,099,486	1,303,484	737,598
Inventories	$ 9,102,257	$ 5,804,012	$ 3,332,539